SCHEDULE OF COMPONENTS OF INCOME BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss before income tax expenses	$ (15,055,080)	$ (14,458,704)	$ (6,445,467)
PRC [Member]
Loss before income tax expenses	(10,225,125)	(13,842,300)	(5,909,664)
SWEDEN
Loss before income tax expenses	(2,548,228)	232,644
Others [Member]
Loss before income tax expenses	$ (2,281,727)	$ (849,048)	$ (535,803)